Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net loss for the period	$ (15,617)	$ (19,345)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization and depreciation	613	274
Amortization of intangible assets	11
Share based compensation	3,718	7,117
Loss on divestment of subsidiary		1,009
Loss on revaluation of warrant liability		3,735
Gain from revaluation of investment in associate	(9)
Proceeds from financial assets	(611)
Change in long-term trade receivables	(5,029)	(407)
Change in severance liability		12
Change in inventory	(4,204)	(2,614)
Change in trade receivables	(2,133)	(73)
Change in other accounts receivables	(35)	(939)
Accrued interest on loans and leases	328	68
Change in accounts payable	1,765	1,018
Change in other accounts payable	(573)	458
Net cash used in operating activities:	(21,776)	(9,687)
Cash flows from investing activities
Investment in restricted cash	(3,491)	(7,434)
Divestment of a subsidiary		(549)
Proceeds from disposal of financial assets	27,639
Purchase of property, plant and equipment	(489)	(145)
Net of cash flows from investing activities	23,659	(8,128)
Cash flows from financing activities
Proceeds from the issuance of shares and warrants, net		27,395
Exercise of warrants	946	7,251
Lease payments	(552)	(271)
Proceeds from exercise of options	12	337
Purchase of treasury stock	(5,820)
Repayment of loans	(37)	(849)
Proceeds from receipt of loans	2,199	43
Transactions with non-controlling interests		(1,850)
Net of Cash flows from financing activities	(3,252)	32,056
Increase (decrease) in cash and cash equivalents	(1,369)	14,241
Effect of changes in foreign exchange rates	2,626	684
Cash and cash equivalents at beginning of period	13,525	13,526
Cash and cash equivalents at end of period	14,782	28,451
Interest paid during the period	20	24
APPENDIX A: NON-CASH ACTIVITIES
Recognition of a lease liability and right-of-use asset		1,892
Fair value of warrants exercise during the period	576
APPENDIX A: NON-CASH ACTIVITIES – DIVESTMENT OF SUBSIDIARY
Working capital other than cash and cash equivalents		304
Property, plant and equipment		416
Lease liability		(7)
Loans		(94)
Severance liability		(159)
Loss on divestment of subsidiary		(1,009)
Total cash and cash equivalents from divestment of a subsidiary		$ (549)